Provisions for Sundry Creditors	3 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Provisions For Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
As of March 31, 2026 and December 31, 2025, the provisions for sundry creditors are as follows:

	March 31,		December 31,
	2026		2025
Provision for plugging of wells (Note 12)	Ps.	128,697,440	Ps.	126,608,358
Provision for trials in process (Note 19)	14,749,487		13,424,603
Provision for environmental costs	14,705,375		12,783,721
Total	Ps.	158,152,302	Ps.	152,816,682